Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies
Litigation Matters
Due to the nature of the Company’s activities, it is, at times, subject to pending and threatened legal actions that arise out of the ordinary course of business. In the opinion of management, the disposition of any such matters is not expected, individually or in the aggregate, to have a material adverse effect on the Company’s results of operations, financial condition or cash flows. However, the results of legal actions cannot be predicted with certainty. Therefore, it is possible that the Company’s results of operations, financial condition or cash flows could be materially adversely affected in any particular period by the unfavorable resolution of one or more legal actions.
Commitments
Minimum commitments under
non-cancelable
purchase obligations at December 31, 2022 were $37,262, of which $20,713 is due in fiscal 2023, $9,332 is due in fiscal 2024 and the remaining $7,217 is due in fiscal 2025. See Note 4 for disclosures related to minimum commitments under lease obligations, primarily for the Company’s studios and corporate offices.